UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund:    BlackRock Real Asset Equity Trust (BCF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1  –  Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 14.6%
Agrium, Inc.	68,900	$5,856,500
Air Products & Chemicals, Inc.	89,600	9,734,144
Celanese Corp. (a)	92,800	4,459,968
The Dow Chemical Co.	160,625	5,628,300
EI du Pont de Nemours & Co. (a)	358,400	20,676,096
Monsanto Co.	66,000	6,519,480
The Mosaic Co. (a)	19,000	780,710
Olin Corp. (a)	172,700	4,213,880
Potash Corp of Saskatchewan, Inc.	181,000	5,249,000
Praxair, Inc. (a)	160,200	19,251,234

		82,369,312
Containers & Packaging — 2.8%
MeadWestvaco Corp.	430,400	15,903,280
Energy Equipment & Services — 5.5%
Core Laboratories NV (a)	26,800	4,009,280
Ensco PLC, Class A (a)	69,000	3,956,460
Halliburton Co. (a)	148,700	6,719,753
National Oilwell Varco, Inc. (a)	46,800	3,283,956
Schlumberger Ltd. (a)	124,700	10,141,851
Technip SA	23,600	2,603,996

		30,715,296
Machinery — 4.4%
Caterpillar, Inc. (a)	223,100	18,497,221
Deere & Co.	72,900	6,055,803

		24,553,024
Metals & Mining — 33.5%
African Rainbow Minerals Ltd.	224,750	3,693,583
Agnico Eagle Mines Ltd.	97,550	2,771,396
Alcoa, Inc. (a)	266,250	2,116,688
Allegheny Technologies, Inc. (a)	37,500	1,033,875
Alumina Ltd. (b)	1,753,866	1,526,540
Anglo American Platinum Ltd. (b)	50,444	1,784,641
Anglo American PLC	77,945	1,671,979
Barrick Gold Corp. (a)	91,700	1,556,149
BHP Billiton PLC	778,600	22,287,142
Carpenter Technology Corp.	39,566	2,068,511
Cia de Minas Buenaventura SA — ADR (a)	143,900	2,057,770
Detour Gold Corp. (a)(b)	131,900	1,309,882
Dominion Diamond Corp. (a)(b)	126,700	1,792,378
Eldorado Gold Corp. (a)	443,500	3,501,884
Eramet	13,550	1,193,619
First Quantum Minerals Ltd.	513,500	8,249,197
Freeport-McMoRan Copper & Gold, Inc. (a)	116,300	3,288,964
Fresnillo PLC	475,000	7,459,242
Glencore Xstrata PLC	3,512,887	14,835,541
Goldcorp, Inc. (a)	224,150	6,327,756
IAMGOLD Corp.	243,500	1,256,499
Iluka Resources Ltd.	818,486	8,093,394
Impala Platinum Holdings Ltd.	370,200	3,636,183
Industrias Penoles SAB de CV	368,569	11,567,170

Common Stocks	Shares	Value
Metals & Mining (concluded)
Jiangxi Copper Co. Ltd., Class H	1,417,500	$2,388,959
Kazakhmys PLC	268,500	1,066,446
Kinross Gold Corp.	240,900	1,259,907
Minsur SA	3,846,986	1,609,790
MMC Norilsk Nickel OJSC — ADR	70,520	943,012
Nevsun Resources Ltd.	849,750	2,862,560
New Gold, Inc. (a)(b)	384,100	2,789,783
Newcrest Mining Ltd.	314,085	3,459,617
Newmont Mining Corp. (a)	51,550	1,546,500
OZ Minerals Ltd.	398,659	1,459,852
Rio Tinto PLC	479,104	21,559,951
Silver Wheaton Corp. (a)	80,000	1,837,600
Southern Copper Corp.	68,806	1,793,772
Teck Resources Ltd., Class B (a)	406,500	9,522,335
United States Steel Corp. (a)	41,500	720,025
Vale SA — ADR	701,100	9,619,092
Vedanta Resources PLC	432,700	7,660,413
Zijin Mining Group Co Ltd., Class H	5,551,731	1,189,629

		188,369,226
Oil, Gas & Consumable Fuels — 26.8%
Anadarko Petroleum Corp. (a)	103,000	9,117,560
Bill Barrett Corp. (a)(b)	82,800	1,856,376
Cairn Energy PLC (b)	470,000	1,923,452
Chevron Corp. (a)	144,200	18,153,338
Cobalt International Energy, Inc. (a)(b)	47,000	1,355,950
Concho Resources, Inc. (a)(b)	46,400	4,161,616
ConocoPhillips	66,500	4,313,190
CONSOL Energy, Inc.	245,979	7,632,728
Continental Resources, Inc. (a)(b)	38,700	3,572,010
Crew Energy, Inc. (b)	107,634	553,313
Denbury Resources, Inc. (a)(b)	299,400	5,239,500
Enbridge, Inc. (a)	47,000	2,085,279
EOG Resources, Inc. (a)	60,400	8,787,596
EQT Corp. (a)	45,500	3,935,750
Exxon Mobil Corp. (a)	173,700	16,284,375
Gulfport Energy Corp. (b)	104,800	5,575,360
Kodiak Oil & Gas Corp. (a)(b)	181,200	1,759,452
Kosmos Energy Ltd. (b)	165,870	1,751,587
Noble Energy, Inc. (a)	138,700	8,667,363
Pioneer Natural Resources Co.	33,200	5,138,032
Range Resources Corp. (a)	90,700	7,174,370
Rex Energy Corp. (b)	113,300	2,174,227
Rosetta Resources, Inc. (a)(b)	66,600	3,037,626
Royal Dutch Shell PLC — ADR (a)	118,900	8,126,815
Southwestern Energy Co. (a)(b)	55,500	2,152,845
Suncor Energy, Inc.	123,400	3,903,142
TransCanada Corp. (a)	136,000	6,214,078
Whiting Petroleum Corp. (a)(b)	122,800	6,320,516

		150,967,446

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound	HKD Hong Kong Dollar MXN Mexican Peso PEN Peruvian Neuvo Sol USD US Dollar ZAR South African Rand

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products — 4.3%
Fibria Celulose SA — ADR (b)	245,300	$2,717,924
International Paper Co. (a)	350,000	16,908,500
Mondi PLC	322,512	4,805,564

		24,431,988
Real Estate Investment Trusts (REITs) — 2.3%
Weyerhaeuser Co.	446,900	12,691,960
Specialty Retail — 0.0%
CST Brands, Inc. (a)(b)	5,044	164,485
Total Long-Term Investments
(Cost — $488,697,655) — 94.2%		530,166,017

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	29,568,309	29,568,309
Total Short-Term Securities
(Cost — $29,568,309) — 5.3%		29,568,309

Value
Total Investments Before Options Written
(Cost — $518,265,964*) — 99.5%	$559,734,326

Options Written
(Premiums Received — $5,495,315) — (1.1)%	(6,093,486)
Total Investments Net of Options Written — 98.4%	553,640,840
Other Assets Less Liabilities — 1.6%	9,036,576

Net Assets — 100.0%	$562,677,416

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$607,885,042

Gross unrealized appreciation	$9,830,089
Gross unrealized depreciation	(57,980,805)

Net unrealized depreciation	$(48,150,716)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	26,727,621	2,840,688	29,568,309	$23,541	$306
BlackRock Liquidity Series, LLC, Money Market Series	$3,731,016	$(3,731,016)	—	$3,962	—

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,607	CAD	15,000	Bank of America N.A.	8/01/13	$3
USD	9,757	CAD	10,037	The Bank of New York Mellon	8/01/13	(15)
USD	78,480	AUD	87,000	Morgan Stanley Capital Services LLC	8/02/13	280
USD	39,834	CAD	41,105	Citibank N.A.	8/02/13	(187)
Total						$81

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Praxair, Inc.	Call	USD	120.80	8/08/13	530	$(38,631)
Noble Energy, Inc.	Call	USD	59.00	8/15/13	234	(84,857)
Alcoa, Inc.	Call	USD	8.10	8/17/13	440	(2,842)
Anadarko Petroleum Corp.	Call	USD	90.00	8/19/13	180	(29,700)
Anadarko Petroleum Corp.	Call	USD	92.50	8/19/13	180	(16,740)
Anadarko Petroleum Corp.	Call	USD	97.50	8/19/13	100	(2,900)
Bill Barrett Corp.	Call	USD	22.50	8/19/13	274	(24,660)
Chevron Corp.	Call	USD	120.00	8/19/13	80	(49,000)
Chevron Corp.	Call	USD	125.00	8/19/13	99	(19,800)
Cobalt International Energy, Inc.	Call	USD	27.50	8/19/13	155	(30,225)
Core Laboratories NV	Call	USD	155.00	8/19/13	88	(10,780)
CST Brands, Inc.	Call	USD	33.00	8/19/13	8	(680)
CST Brands, Inc.	Call	USD	34.00	8/19/13	8	(340)
Denbury Resources, Inc.	Call	USD	17.00	8/19/13	145	(10,875)
Denbury Resources, Inc.	Call	USD	18.00	8/19/13	348	(8,700)
Detour Gold Corp.	Call	CAD	10.00	8/19/13	220	(14,994)
EI du Pont de Nemours & Co.	Call	USD	55.00	8/19/13	628	(178,980)
EI du Pont de Nemours & Co.	Call	USD	57.50	8/19/13	630	(56,070)
Eldorado Gold Corp.	Call	CAD	7.00	8/19/13	700	(76,672)
Enbridge, Inc.	Call	CAD	46.00	8/19/13	165	(4,900)
Ensco PLC, Class A	Call	USD	62.50	8/19/13	115	(575)
EOG Resources, Inc.	Call	USD	130.00	8/19/13	80	(128,000)
EOG Resources, Inc.	Call	USD	135.00	8/19/13	119	(138,338)
EQT Corp.	Call	USD	85.00	8/19/13	75	(21,000)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	29.00	8/19/13	195	(6,825)
Goldcorp, Inc.	Call	USD	25.00	8/19/13	370	(123,950)
Halliburton Co.	Call	USD	44.00	8/19/13	165	(26,565)
Halliburton Co.	Call	USD	46.00	8/19/13	178	(8,366)
Halliburton Co.	Call	USD	47.00	8/19/13	178	(3,560)
International Paper Co.	Call	USD	50.00	8/19/13	1,155	(28,875)
Kodiak Oil & Gas Corp.	Call	USD	9.00	8/19/13	75	(6,000)
The Mosaic Co.	Call	USD	55.00	8/19/13	31	(140)
National Oilwell Varco, Inc.	Call	USD	70.00	8/19/13	155	(21,390)
New Gold, Inc.	Call	CAD	7.00	8/19/13	495	(27,471)
Olin Corp.	Call	USD	25.00	8/19/13	569	(9,958)
Range Resources Corp.	Call	USD	77.50	8/19/13	150	(40,125)
Rosetta Resources, Inc.	Call	USD	50.00	8/19/13	220	(4,950)
Royal Dutch Shell PLC - ADR	Call	USD	65.00	8/19/13	200	(67,000)
Schlumberger Ltd.	Call	USD	77.50	8/19/13	100	(41,750)
Southwestern Energy Co.	Call	USD	39.00	8/19/13	51	(4,870)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Southwestern Energy Co.	Call	USD	40.00	8/19/13	51	$(2,882)
TransCanada Corp.	Call	CAD	48.00	8/19/13	450	(8,763)
Allegheny Technologies, Inc.	Call	USD	28.00	9/06/13	124	(11,896)
Alcoa, Inc.	Call	USD	8.25	9/12/13	440	(4,425)
Caterpillar, Inc.	Call	USD	84.50	9/16/13	357	(66,759)
Chevron Corp.	Call	USD	127.00	9/16/13	216	(35,217)
Barrick Gold Corp.	Call	USD	18.00	9/23/13	300	(24,000)
Celanese Corp.	Call	USD	50.00	9/23/13	306	(33,660)
Cia de Minas Buenaventura SA - ADR	Call	USD	15.00	9/23/13	474	(28,440)
Continental Resources, Inc.	Call	USD	100.00	9/23/13	127	(15,558)
Denbury Resources, Inc.	Call	USD	18.00	9/23/13	493	(22,185)
Dominion Diamond Corp.	Call	CAD	15.00	9/23/13	418	(17,500)
Eldorado Gold Corp.	Call	CAD	9.50	9/23/13	765	(13,034)
Ensco PLC, Class A	Call	USD	62.50	9/23/13	115	(2,875)
EQT Corp.	Call	USD	85.00	9/23/13	75	(31,125)
The Mosaic Co.	Call	USD	57.50	9/23/13	31	(372)
Newmont Mining Corp.	Call	USD	33.00	9/23/13	170	(11,135)
Silver Wheaton Corp.	Call	USD	25.00	9/23/13	132	(10,494)
Southwestern Energy Co.	Call	USD	40.00	9/23/13	82	(9,184)
Teck Resources Ltd., Class B	Call	CAD	25.00	9/23/13	1,344	(102,066)
United States Steel Corp.	Call	USD	20.00	9/23/13	136	(3,672)
Whiting Petroleum Corp.	Call	USD	48.00	9/23/13	131	(59,605)
Total						$(1,886,901)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	35.25	8/02/13	34,600	$(58,827)
The Dow Chemical Co.	Morgan Stanley & Co. International PLC	Call	USD	34.36	8/05/13	53,000	(37,913)
Fibria Celulose SA - ADR	Deutsche Bank AG	Call	USD	10.71	8/06/13	40,600	(16,520)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.51	8/06/13	19,000	(3,798)
African Rainbow Minerals Ltd.	Deutsche Bank AG	Call	ZAR	180.22	8/07/13	42,000	(1,031)
BHP Billiton PLC	Deutsche Bank AG	Call	GBP	19.23	8/07/13	257,000	(55,042)
Cairn Energy PLC	UBS AG	Call	GBP	2.65	8/07/13	47,100	(4,251)
Glencore Xstrata PLC	Deutsche Bank AG	Call	GBP	3.36	8/07/13	74,300	(22)
Minsur SA	Citibank N.A.	Call	PEN	1.47	8/12/13	311,000	(9)
Exxon Mobil Corp.	Goldman Sachs International	Call	USD	93.36	8/13/13	24,000	(24,249)
Kodiak Oil & Gas Corp.	UBS AG	Call	USD	8.87	8/13/13	44,500	(39,263)
Nevsun Resources Ltd.	Citibank N.A.	Call	CAD	4.06	8/13/13	49,000	(400)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	Call	USD	145.18	8/13/13	10,900	(115,623)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	31.46	8/13/13	20,500	(15,252)
Caterpillar, Inc.	Deutsche Bank AG	Call	USD	83.70	8/15/13	112,800	(123,694)
MeadWestvaco Corp.	Goldman Sachs International	Call	USD	35.25	8/15/13	34,600	(65,386)
Potash Corp of Saskatchewan, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.37	8/15/13	59,800	(1,921)
Range Resources Corp.	Goldman Sachs International	Call	USD	76.87	8/15/13	15,000	(45,282)
Southern Copper Corp.	Morgan Stanley & Co. International PLC	Call	USD	28.79	8/15/13	23,000	(961)
Weyerhaeuser Co. - REIT	UBS AG	Call	USD	27.62	8/15/13	65,200	(65,074)
Deere & Co.	Credit Suisse International	Call	USD	82.77	8/21/13	24,000	(53,124)
Industrias Penoles SAB de CV	Citibank N.A.	Call	MXN	391.03	8/21/13	36,200	(76,582)
Nevsun Resources Ltd.	UBS AG	Call	CAD	3.28	8/21/13	29,000	(8,915)
Agrium, Inc.	Morgan Stanley & Co. International PLC	Call	USD	91.89	8/22/13	22,700	(31,890)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Carpenter Technology Corp.	UBS AG	Call	USD	45.08	8/23/13	13,000	$(98,595)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	18,300	(53,536)
Fibria Celulose SA - ADR	Citibank N.A.	Call	USD	11.65	8/27/13	40,300	(6,054)
Minsur SA	Citibank N.A.	Call	PEN	1.43	8/27/13	319,500	(396)
Anglo American PLC	Goldman Sachs International	Call	GBP	14.14	8/28/13	25,800	(18,252)
Rex Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	18.16	8/28/13	37,300	(58,445)
Alumina Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	1.10	9/04/13	579,000	(2,441)
Iluka Resources Ltd.	Citibank N.A.	Call	AUD	11.15	9/04/13	270,100	(119,915)
Jiangxi Copper Co. Ltd., Class H	Goldman Sachs International	Call	HKD	13.13	9/04/13	468,000	(37,119)
Minsur SA	Citibank N.A.	Call	PEN	1.30	9/04/13	319,500	(2,598)
Oz Minerals Ltd.	Citibank N.A.	Call	AUD	4.25	9/04/13	131,500	(19,798)
Zijin Mining Group Co Ltd., Class H	UBS AG	Call	HKD	1.63	9/04/13	1,832,000	(26,752)
MMC Norilsk Nickel OJSC - ADR	Goldman Sachs International	Call	USD	14.85	9/05/13	23,300	(1,791)
MeadWestvaco Corp.	Credit Suisse International	Call	USD	35.26	9/09/13	72,800	(152,345)
Cairn Energy PLC	UBS AG	Call	GBP	2.58	9/11/13	52,500	(11,883)
Eramet	UBS AG	Call	EUR	67.54	9/11/13	2,300	(8,628)
Fresnillo PLC	Goldman Sachs International	Call	GBP	10.96	9/11/13	57,800	(21,634)
Glencore Xstrata PLC	Citibank N.A.	Call	GBP	2.65	9/11/13	1,085,200	(307,335)
Impala Platinum Holdings Ltd.	Citibank N.A.	Call	ZAR	91.00	9/11/13	123,000	(121,493)
Kazakhmys PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.63	9/11/13	89,000	(26,410)
Rio Tinto PLC	Morgan Stanley & Co. International PLC	Call	GBP	27.91	9/11/13	159,000	(456,250)
Minsur SA	Credit Suisse International	Call	PEN	1.30	9/12/13	319,500	(3,323)
Monsanto Co.	UBS AG	Call	USD	102.90	9/13/13	10,900	(12,882)
Caterpillar, Inc.	Morgan Stanley & Co. International PLC	Call	USD	86.74	9/16/13	74,600	(66,414)
Concho Resources, Inc.	Deutsche Bank AG	Call	USD	89.35	9/16/13	15,400	(60,371)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	18,300	(52,574)
Schlumberger Ltd.	Citibank N.A.	Call	USD	79.25	9/16/13	15,800	(53,498)
Anglo American Platinum Ltd.	Citibank N.A.	Call	ZAR	328.06	9/17/13	16,700	(59,127)
Eramet	Deutsche Bank AG	Call	EUR	74.64	9/17/13	2,200	(3,021)
Fresnillo PLC	Goldman Sachs International	Call	GBP	10.96	9/17/13	57,800	(23,946)
Mondi PLC	Morgan Stanley & Co. International PLC	Call	GBP	9.42	9/17/13	106,500	(100,092)
Technip SA	Deutsche Bank AG	Call	EUR	86.55	9/17/13	3,900	(10,542)
Vedanta Resources PLC	Goldman Sachs International	Call	GBP	12.12	9/17/13	71,500	(49,761)
Air Products & Chemicals, Inc.	Deutsche Bank AG	Call	USD	111.83	9/18/13	29,500	(82,715)
CONSOL Energy, Inc.	Goldman Sachs International	Call	USD	29.40	9/18/13	81,100	(191,900)
First Quantum Minerals Ltd.	Goldman Sachs International	Call	CAD	16.80	9/18/13	169,400	(144,575)
Vale SA - ADR	Deutsche Bank AG	Call	USD	14.39	9/18/13	231,300	(99,966)
Freeport-McMoRan Copper & Gold, Inc.	Citibank N.A.	Call	USD	29.35	9/19/13	18,900	(13,086)
Noble Energy, Inc.	Deutsche Bank AG	Call	USD	67.11	9/19/13	22,300	(10,935)
Weyerhaeuser Co. - REIT	Morgan Stanley & Co. International PLC	Call	USD	29.35	9/19/13	82,200	(38,362)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	32.10	9/24/13	20,200	(16,735)
African Rainbow Minerals Ltd.	Citibank N.A.	Call	ZAR	156.66	9/25/13	32,200	(48,341)
Fresnillo PLC	Morgan Stanley & Co. International PLC	Call	GBP	10.94	9/25/13	41,200	(20,013)
Newcrest Mining Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	12.85	9/25/13	103,600	(90,207)
Technip SA	UBS AG	Call	EUR	84.83	9/25/13	3,800	(14,708)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.64	9/25/13	71,200	(79,310)
Whiting Petroleum Corp.	Citibank N.A.	Call	USD	52.78	9/26/13	13,700	(27,400)
Chevron Corp.	Barclays Bank PLC	Call	USD	126.25	9/30/13	8,000	(18,907)
Gulfport Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	54.75	9/30/13	34,500	(110,231)
Industrias Penoles SAB de CV	Credit Suisse International	Call	MXN	404.85	9/30/13	42,700	(119,625)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/01/13	27,000	$(3,392)
Industrias Penoles SAB de CV	Citibank N.A.	Call	MXN	405.46	10/07/13	42,700	(118,779)
Whiting Petroleum Corp.	Citibank N.A.	Call	USD	52.78	10/07/13	13,700	(31,099)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/08/13	27,000	(3,655)
Monsanto Co.	UBS AG	Call	USD	102.90	10/11/13	10,900	(21,768)
Kosmos Energy Ltd.	Citibank N.A.	Put	USD	10.75	8/06/13	27,000	(8,626)
Total							$(4,206,585)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$82,369,312	—	—	$82,369,312
Containers & Packaging	15,903,280	—	—	15,903,280
Energy Equipment & Services	28,111,300	$2,603,996	—	30,715,296
Machinery	24,553,024	—	—	24,553,024
Metals & Mining	82,459,483	105,909,743	—	188,369,226
Oil, Gas & Consumable Fuels	149,043,994	1,923,452	—	150,967,446
Paper & Forest Products	19,626,424	4,805,564	—	24,431,988
Real Estate Investment Trusts (REITs)	12,691,960	—	—	12,691,960
Specialty Retail	164,485	—	—	164,485
Short-Term Securities	29,568,309	—	—	29,568,309
Total	$444,491,571	$115,242,755	—	$559,734,326

6	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$283	—	—	$283
Liabilities:
Equity contracts	(1,642,271)	$(4,451,215)	—	(6,093,486)
Foreign currency exchange contracts	(202)	—	—	(202)
Total	$(1,642,190)	$(4,451,215)	—	$(6,093,405)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,145,369	—	—	$5,145,369
Foreign currency at value	120,692	—	—	120,692
Total	$5,266,061	—	—	$5,266,061

There were no transfers between levels during the period ended July 31, 2013.

JULY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: September 24, 2013